Contractual commitments and contingent liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [line items]
Contractual commitments	¥ 4,712,085	¥ 522,336
Maximum potential amount of future payment	¥ 3,310,990	3,600,631
Expiration Date of Concentration of Labor Supply In Employees under Agreeements	Aug. 31, 2024
Contingent liability for guarantees [Member]
Disclosure of contingent liabilities [line items]
Estimated liability for guarantees contract	¥ 11,851	¥ 16,759
Contingent liability for guarantees [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	8 years
Contingent liability for guarantees [Member] | Minimum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	1 month